Acquisitions - Schedule of Unaudited Pro Forma Information for Condensed Consolidated Statement of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Condensed Statements Of Operations [Line Items]
Total operating revenues									$ 2,761	$ 3,700	$ 3,201
Net income attributable to partners	71	8	85	34	17	80	61	5	198	163	101
Net income attributable to predecessor operations									(33)	(63)	(53)
General partner's interest in net income									(41)	(25)	(17)
Net income allocable to limited partners	52	(9)	69	12	(8)	59	35	(11)	124	75	31
DCP Midstream Partners, LP [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Total operating revenues									2,761	3,700
Net income attributable to partners									198	163
Net income attributable to predecessor operations									(32)	(63)
General partner's interest in net income									(41)	(25)
Net income allocable to limited partners									125	75
Net income per limited partner unit - basic										$ 1.73
Net income per limited partner unit - basic and diluted									$ 2.28
Net income per limited partner unit - diluted										$ 1.72
Crossroads System [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Total operating revenues									27	114
Net income attributable to partners									2	4
Net income allocable to limited partners									2	4
Net income per limited partner unit - basic										$ 0.09
Net income per limited partner unit - basic and diluted									$ 0.03
Net income per limited partner unit - diluted										$ 0.09
DCP Midstream Partners, LP Pro Forma [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Total operating revenues									2,788	3,814
Net income attributable to partners									200	167
Net income attributable to predecessor operations									(32)	(63)
General partner's interest in net income									(41)	(25)
Net income allocable to limited partners									$ 127	$ 79
Net income per limited partner unit - basic										$ 1.82
Net income per limited partner unit - basic and diluted									$ 2.31
Net income per limited partner unit - diluted										$ 1.81